Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our approach to risk management is a combination of proactive steps, accountability, and know-how, spearheaded by internal and external cyber specialists who keep a watchful eye in searching for cyber risks and defend our organization and business from the menace of cyberspace.

To design a consistent and responsive approach to protecting our assets and business against possible threats, we have embedded cyber security risk management into our general framework. We incorporated cyber security risk management processes into our overall risk management strategy and monitor cyber and business risks that potentially can impact our business continuity, reputation, or business growth.  This integration leads to a whole treatment of risks by identifying, appraising, and mitigating them to link these cyber security considerations to our wider corporate enterprise risk management, or ERM, strategies.

As part of our commitment to robust cybersecurity risk management, we engage externally qualified assessors and consultants to enhance the effectiveness of our cybersecurity risk management processes. We employ third parties who undertake independent risk assessments, vulnerability scans penetration testing, and audits aimed at identifying potential vulnerabilities and weaknesses in the strength of the control measures taken for IT systems constituting potential business and other risks. Consequently, their expertise ensures that all aspects of our state of security are given due consideration. This strategic cooperation is necessary for us as it helps us stay informed on the latest trends regarding cyber threats as well as industry standards with best practices thus enabling us to develop current and effective cybersecurity measures.

We recognize that other organizations that provide us with services are of utmost importance to our operations. Accordingly, we have put in place specific measures for managing and identifying potential cyber threats associated with outsourcing some of our services. The aforementioned procedures encompass highly scrutinized evaluations during vendor selection processes, cyber compliance requirements in contracts (NDA, Security requirements, Privacy policy, Standards compliance, Auditing, and others), and monitoring activities to ascertain adherence to security standards. Engaging external consultants and monitoring providers of third-party services are vital elements in our approach toward improving the identification, evaluation, and management of significant cybersecurity risks.

We recognize that the nature of our activities is exposed to cybersecurity threats. Similar to any other connected and online service provider we are regularly challenged by cybersecurity threats and so-called “bad actors”, all of which to date we have been able to quickly identify and contain. Although these occurrences did not materially affect our business plans, overall performance, or financial state, we acknowledge that the nature of online threats keeps on changing. As such, any future attacks may have a significant impact on our three main concerns: (a) denial of service to customers, and our business continuity, (b) financial loss, and (c) impairment of our ability to meet legal and regulatory requirements.

We are constantly taking proactive measures to enhance our cybersecurity resilience in response to persistent cybersecurity breach attempts. These measures include investing in advanced threat detection and response capabilities, conducting regular cybersecurity training for employees, and continuously refining our incident response procedures. By incorporating lessons learned from other businesses’ previous incidents, we aim to strengthen our defenses and minimize the likelihood of material impacts on our business.

While we have not experienced material financial impacts from cybersecurity incidents to date, we acknowledge the potential for such impacts in the future. As part of our risk management strategy, we maintain comprehensive cybersecurity monitoring, detection and real-time response capabilities to identify and mitigate risks with potential attack or financial losses resulting from cyber incidents. See “Item 3. Key Information – D. Risk Factors-“If our internal network system is compromised by cyber attackers or other malicious cyber activity, or if our hosting and infrastructure fails, public perception of our products and services will be harmed.”

Cybersecurity Risk Management Processes Integrated [Text Block]	This integration leads to a whole treatment of risks by identifying, appraising, and mitigating them to link these cyber security considerations to our wider corporate enterprise risk management, or ERM, strategies.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	While we have not experienced material financial impacts from cybersecurity incidents to date, we acknowledge the potential for such impacts in the future. As part of our risk management strategy, we maintain comprehensive cybersecurity monitoring, detection and real-time response capabilities to identify and mitigate risks with potential attack or financial losses resulting from cyber incidents.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	All cyber activities are regularly reported to our Chief Executive Officer, management, and board of directors, including cases of potential severe cyber risk.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

All cyber activities are regularly reported to our Chief Executive Officer, management, and board of directors, including cases of potential severe cyber risk. In addition, we established clear reporting mechanisms that facilitate timely communication of cybersecurity concerns or incidents to designated managers. To ensure effective oversight of potential cybersecurity incidents, we developed and maintain comprehensive incident response plans that delineate roles, responsibilities, and communication protocols.

Cybersecurity Risk Board of Directors Oversight [Text Block]

All cyber activities are regularly reported to our Chief Executive Officer, management, and board of directors, including cases of potential severe cyber risk. In addition, we established clear reporting mechanisms that facilitate timely communication of cybersecurity concerns or incidents to designated managers. To ensure effective oversight of potential cybersecurity incidents, we developed and maintain comprehensive incident response plans that delineate roles, responsibilities, and communication protocols.

Our board of directors receives periodic updates from our Chief Executive Officer or Chief Information Security Officer, or CISO, relating to cybersecurity risks and mitigations and prevention actions. Following our cybersecurity policy, in addition to periodic updates on cybersecurity risks and threats in general, cyber incidents are reported to the board of directors in case we suffer from a severe cyber-attack that (a) denies the Company’s services or major impacts on its business continuity, (b) has financial impact resulting in major loss of income or other damages with financial implications, (c) violates laws or regulations that require reporting to the board of directors.

Our CISO is the key managerial role who is responsible for assessing and managing our material risks from cybersecurity threats. The CISO reports directly to our Chief Executive Officer.

Our CISO is a veteran in the cyber field, technology, and governance, risk and compliance, with more than 25 years of experience in the field of cyber security working with multinational companies and governments, securing complex high availability systems and critical infrastructure in multiple countries and environments.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	false
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors receives periodic updates from our Chief Executive Officer or Chief Information Security Officer, or CISO, relating to cybersecurity risks and mitigations and prevention actions.
Cybersecurity Risk Role of Management [Text Block]

Our board of directors receives periodic updates from our Chief Executive Officer or Chief Information Security Officer, or CISO, relating to cybersecurity risks and mitigations and prevention actions. Following our cybersecurity policy, in addition to periodic updates on cybersecurity risks and threats in general, cyber incidents are reported to the board of directors in case we suffer from a severe cyber-attack that (a) denies the Company’s services or major impacts on its business continuity, (b) has financial impact resulting in major loss of income or other damages with financial implications, (c) violates laws or regulations that require reporting to the board of directors.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our CISO is the key managerial role who is responsible for assessing and managing our material risks from cybersecurity threats. The CISO reports directly to our Chief Executive Officer.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true